Lease Liabilities	6 Months Ended
Dec. 31, 2022
Lease Liabilities [Abstract]
Lease liabilities

Note 11. Lease liabilities

	Consolidated
	31 December	30 June
	2022	2022
	$	$

Current liability	55,676	51,213
Non-current liability	344,464	-
	400,140	51,213

The consolidated entity had a 3-year lease agreement for office premises in Perth, Australia which ended on 31 December 2022. The total payments under the lease amounting to $299,129 were discounted at the Company’s incremental borrowing rate of 10% in order to determine the initial lease liability of $211,191. To determine the incremental borrowing rate, third- party financing received was used as a starting point and adjusted to reflect changes in financing conditions since the third- party financing was received.

The consolidated entity extended its lease over the premises for an additional 3 years, with options for a 4th and 5th year. The total payments under the lease amounting to $487,469 have been discounted at the Company’s incremental borrowing rate of 7.8% in order to determine the initial lease liability of $400,140. To determine the incremental borrowing rate, third party financing was used as a starting point and adjusted to reflect changes in financing conditions.